Related Party Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
Mar. 31, 2026
Baiming Yu [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	COO, Director and a significant shareholder of the Group
Liwei Zhang [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”) [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	CEO, Director, and Chairman of the Board of Directors
Shuang Wu [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	55% equity interests owned by Baiming Yu
Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”) [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	Owned by immediate family member of Baiming Yu
Qijia Yu [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	Immediate family member of Baiming Yu
EZGO Technologies Ltd (“EZGO”) [Member]
Related Party Transactions - Schedule of Related Party Transactions [Line Items]
Relationship with the Group	A company significantly influenced by Shaung Wu in its management or operating policies